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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

                 Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square,
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number:


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132






                               /s/ Mark C. Wehrly
                             ----------------------
                            San Francisco, California
                                 November __, 2007



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                       2

                    Form 13 F Information Table Entry Total:

                                       17

                    Form 13 F Information Table Value Total:

                             $254,220 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE


Column 1                       Column 2         Column 3  Column 4     Column 5          Column 6 Column 7 Column 8
                                                           VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN CALL DSCRETN  MANAGERS SOLE  SHARED     NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACORN INTL INC                 SPON ADR         004854105   21,714    1,050,000 SH       OTHER    01-02        1,050,000
ASIAINFO HLDGS INC             COM              04518A104    1,685      186,000 SH       OTHER    01-02          186,000
BAIDU COM INC                  SPON ADR REP A   056752108   49,241      170,000 SH       OTHER    01-02          170,000
CHINA HEALTHCARE ACQ CORP      UNIT 07/11/2011  16939Q203    2,198      335,000 SH       OTHER    01-02          335,000
E HOUSE CHINA HLDGS LTD        ADR              26852W103   13,740      600,000 SH       OTHER    01-02          600,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   28,101      484,326 SH       OTHER    01-02          484,326
GOLDMAN SACHS GROUP INC        COM              38141G104   26,009      120,000 SH       OTHER    01-02          120,000
HURRAY HLDGS CO LTD            SPONSORED ADR    447773102    4,140      802,257 SH       OTHER    01-02          802,257
KONGZHONG CORP                 SPONSORED ADR    50047P104    3,360      500,000 SH       OTHER    01-02          500,000
LAS VEGAS SANDS CORP           COM              517834107   22,681      170,000 SH       OTHER    01-02          170,000
LINKTONE LTD                   ADR              535925101    5,695    1,700,000 SH       OTHER    01-02        1,700,000
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   20,831      485,000 SH       OTHER    01-02          485,000
MORGAN STANLEY CHINA A SH FD   COM              617468103      762       10,900 SH       OTHER    01-02           10,900
NETEASE COM INC                SPONSORED ADR    64110W102   18,377    1,087,413 SH       OTHER    01-02        1,087,413
SHANDA INTERACTIVE ENTMT LTD   NOTE        10/1 81941QAB0    8,899    8,741,000 PRN      OTHER    01-02        8,741,000
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    4,227      509,300 SH       OTHER    01-02          509,300
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102   22,560      800,000 SH       OTHER    01-02          800,000